Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares	Other reserves	Retained earnings (accumulated deficit)	Total attributable to shareholders	Non-controlling Interest	Total
Balance at Dec. 31, 2016	$ 228,326	$ 12,718	$ (80,776)	$ 160,268	$ 25,694	$ 185,962
Balance (in shares) at Dec. 31, 2016	162,073,293
Exercise of RSUs	$ 1,957	(1,957)
Exercise of RSUs (in shares)	739,471
Share-based compensation expense		1,198		1,198		1,198
Non-cash dividend distribution of Plexmar net assets			(2,700)	(2,700)		(2,700)
Dividends paid to non-controlling interest					(3,372)	(3,372)
Total comprehensive income (loss)		450	(4,645)	(4,195)	3,785	(410)
Balance at Dec. 31, 2017	$ 230,283	12,409	(88,121)	154,571	26,107	180,678
Balance (in shares) at Dec. 31, 2017	162,812,764
Exercise of RSUs	$ 1,509	(1,509)
Exercise of RSUs (in shares)	614,572
Share-based compensation expense		1,542		1,542		1,542
Dividends paid to non-controlling interest					(2,883)	(2,883)
Total comprehensive income (loss)		(1,572)	18,814	17,242	7,026	24,268
Balance at Dec. 31, 2018	$ 231,792	$ 10,870	$ (69,307)	$ 173,355	$ 30,250	$ 203,605
Balance (in shares) at Dec. 31, 2018	163,427,336